Critical Accounting Estimates and Judgements (Narrative) (Details) - Mainpointe [Member] - Replicel Injector Product Line [Member] $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Critical Accounting Estimates And Judgement [Line Items]
Royalty revenue	$ 16
Royalty description	Under this royalty arrangement, RepliCel has provided Mainepointe with a right to participate in RepliCel's royalty revenue stream up to a maximum payout of $16 million US and certain distribution rights of RepliCel Injector Product Line in the United States. Management is required to make an estimate to determine the timing of the Company's royalty revenue stream up to $16 million US.